SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [Table Text Block]
Lease obligation reconciliation [Table Text Block]
The following table reconciles the Company’s operating lease obligations as at December 31, 2018 as previously disclosed in the Company’s 2018 Annual Financial Statements, to the lease obligations recognized on initial application of IFRS 16 at January 1, 2019:

Barrick operating lease commitments disclosed as at December 31, 2018	$167
Add: embedded service contracts not previously assessed as a lease	38
(Less): contracts reassessed as service agreements	(130)
(Less): short-term leases recognized on a straight-line basis as expense	(6)
(Less): low-value leases recognized on a straight-line basis as expense	(1)
(Less): discounting using the lessee’s incremental borrowing rate of at January 1, 2019	(4)
Discounted leases recognized as at January 1, 2019	$64
Add: finance lease liabilities recognized as at December 31, 2018	19
Add: leases acquired as part of the merger with Randgold on January 1, 2019	28
Discounted lease liability recognized as at January 1, 2019	$111
Of which are:
Current lease liabilities	37
Non-current lease liabilities	$74